Share-based payments - Restricted Share Units (Details) - Restricted Share Units Scheme		12 Months Ended
	Sep. 10, 2019 USD ($) EquityInstruments	Dec. 31, 2019 item
Disclosure of terms and conditions of share-based payment arrangement
Granted	2,377,000	2,377,000
Grant date fair value	$ 35.22
Percentage of options vested	100.00%
Options vesting period	4 years